Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	¥ 821,550	¥ 714,190
Available-for-sale securities, Gross unrealized gains	62,522	47,477
Available-for-sale securities, Gross unrealized losses	(2,466)	(4,368)
Available-for-sale securities, Fair value	881,606	757,299
Held-to-maturity securities, Amortized cost	96,731	89,451
Held-to-maturity securities, Fair value	104,036
Amortized cost	918,281	803,641
Gross unrealized gains	69,827	56,497
Gross unrealized losses	(2,466)	(4,368)
Fair value	985,642	855,770
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	359,148	276,832
Available-for-sale securities, Gross unrealized gains	1,230	1,906
Available-for-sale securities, Gross unrealized losses	(18)	(21)
Available-for-sale securities, Fair value	360,360	278,717
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	93,927	58,571
Available-for-sale securities, Gross unrealized gains	2,913	2,519
Available-for-sale securities, Gross unrealized losses	(143)	0
Available-for-sale securities, Fair value	96,697	61,090
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	199,340	193,973
Available-for-sale securities, Gross unrealized gains	2,601	3,809
Available-for-sale securities, Gross unrealized losses	(555)	(947)
Available-for-sale securities, Fair value	201,386	196,835
Specified bonds issued by SPEs in Japan
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	6,850	64,159
Available-for-sale securities, Gross unrealized gains	70	116
Available-for-sale securities, Gross unrealized losses	(148)	(1,031)
Available-for-sale securities, Fair value	6,772	63,244
CMBS and RMBS in the U.S., and other asset-backed securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	64,789	59,419
Available-for-sale securities, Gross unrealized gains	1,883	3,480
Available-for-sale securities, Gross unrealized losses	(1,041)	(2,208)
Available-for-sale securities, Fair value	65,631	60,691
Other Debt Securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	9,508	7,367
Available-for-sale securities, Gross unrealized gains	2,042	944
Available-for-sale securities, Gross unrealized losses	0	0
Available-for-sale securities, Fair value	11,550	8,311
Equity securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	87,988	53,869
Available-for-sale securities, Gross unrealized gains	51,783	34,703
Available-for-sale securities, Gross unrealized losses	(561)	(161)
Available-for-sale securities, Fair value	139,210	88,411
Japanese Government Bond Securities
Schedule of Investments [Line Items]
Held-to-maturity securities, Amortized cost	96,731	89,451
Held-to-maturity securities, Gross unrealized gains	7,305	9,020
Held-to-maturity securities, Gross unrealized losses	0	0
Held-to-maturity securities, Fair value	¥ 104,036	¥ 98,471